Note 17 - Concentrations of Credit Risk (Details) - Concentration Risk - Accounts Receivable In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 PICC [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2013 PICC [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2014 Ping An Property and Casualty Insurance Company of China Ltd [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2013 Ping An Property and Casualty Insurance Company of China Ltd [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2014 China Pacific Property Insurance Co. Ltd [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2013 China Pacific Property Insurance Co. Ltd [Member] Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2014 Customer Concentration Risk [Member] Accounts Receivable [Member] CNY	Dec. 31, 2013 Customer Concentration Risk [Member] Accounts Receivable [Member] CNY
Concentration Risk [Line Items]
Accounts Receivable ($)	$ 30,002	186,150	199,482	32,117	41,375	28,903	18,817	22,927	20,654	83,947	80,846
Accounts Receivable (%)				17.00%	21.00%	16.00%	9.00%	12.00%	10.00%	45.00%	40.00%